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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-07677

Profit Funds Investment Trust

(Exact name of registrant as specified in charter)

7500 Old Georgetown Road Suite 700 Bethesda, Maryland	20814
(Address of principal executive offices)	(Zip code)

Eugene A. Profit

Profit Investment Management       7500 Old Georgetown Road  Suite 700        Bethesda Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code:  (301) 650-0059

Date of fiscal year end:         September 30, 2013

Date of reporting period:       June 30, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Profit Fund
Schedule of Investments
June 30, 2013 (Unaudited)
Shares	Common Stocks - 96.7%	Value

	Consumer Discretionary - 12.6%
	Multiline Retail - 3.8%
5,570	Dollar Tree, Inc. (a)	$283,179
3,870	Target Corp.	266,488
		549,667
	Specialty Retail - 5.8%
4,980	Home Depot, Inc. (The)	385,801
3,094	Tiffany & Co.	225,367
1,880	Tractor Supply Co.	221,107
		832,275
	Textiles, Apparel & Luxury Goods - 3.0%
6,890	NIKE, Inc. - Class B	438,755

	Consumer Staples - 6.4%
	Beverages - 2.8%
4,937	PepsiCo, Inc.	403,797

	Food & Staples Retailing - 3.6%
2,210	Costco Wholesale Corp.	244,360
5,366	Whole Foods Market, Inc.	276,242
		520,602
	Energy - 5.5%
	Energy Equipment & Services - 3.4%
3,840	National Oilwell Varco, Inc.	264,576
2,490	Oil States International, Inc. (a)	230,674
		495,250
	Oil, Gas & Consumable Fuels - 2.1%
3,290	Exxon Mobil Corp.	297,252

	Financials - 5.7%
	Capital Markets - 3.2%
2,098	Franklin Resources, Inc.	285,370
1,130	Goldman Sachs Group, Inc. (The)	170,913
		456,283
	Commercial Banks - 1.3%
4,483	Wells Fargo & Co.	185,013

	Insurance - 1.2%
1	Berkshire Hathaway, Inc. - Class A (a)	168,600

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 96.7% (Continued)	Value

	Health Care - 18.0%
	Biotechnology - 3.5%
1,570	Amgen, Inc.	$154,896
2,973	Celgene Corp. (a)	347,573
		502,469
	Health Care Equipment & Supplies - 4.3%
3,500	Abbott Laboratories	122,080
1,670	Cooper Cos., Inc. (The)	198,814
5,930	Medtronic, Inc.	305,217
		626,111
	Health Care Providers & Services - 7.3%
5,810	Aetna, Inc.	369,167
2,315	Express Scripts Holding Co. (a)	142,812
6,850	HCA Holdings, Inc.	247,011
3,175	MEDNAX, Inc. (a)	290,767
		1,049,757
	Pharmaceuticals - 2.9%
4,973	AbbVie, Inc.	205,584
6,830	Mylan, Inc. (a)	211,935
		417,519
	Industrials - 10.9%
	Aerospace & Defense - 2.6%
3,965	United Technologies Corp.	368,507

	Air Freight & Logistics - 4.8%
3,830	FedEx Corp.	377,561
3,610	United Parcel Service, Inc. - Class B	312,193
		689,754
	Industrial Conglomerates - 1.5%
2,050	3M Co.	224,168

	Trading Companies & Distributors - 2.0%
5,790	United Rentals, Inc. (a)	288,979

	Information Technology - 32.1%
	Communications Equipment - 2.2%
5,092	QUALCOMM, Inc.	311,019

	Computers & Peripherals - 7.5%
1,082	Apple, Inc.	428,559
12,726	EMC Corp.	300,588
5,730	Western Digital Corp.	355,776
		1,084,923

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 96.7% (Continued)	Value

	Information Technology - 32.1% (Continued)
	Internet Software & Services - 8.5%
8,411	Akamai Technologies, Inc. (a)	$357,888
5,305	eBay, Inc. (a)	274,375
400	Google, Inc. - Class A (a)	352,148
9,625	Yahoo!, Inc. (a)	241,684
		1,226,095
	IT Services - 4.1%
3,861	Teradata Corp. (a)	193,938
2,170	Visa, Inc. - Class A	396,568
		590,506
	Semiconductors & Semiconductor Equipment 2.0%
11,735	Intel Corp.	284,222

	Software - 7.8%
2,715	Citrix Systems, Inc. (a)	163,796
14,790	Microsoft Corp.	510,699
7,380	Oracle Corp.	226,713
9,770	Symantec Corp.	219,531
		1,120,739
	Materials - 3.7%
	Chemicals - 3.7%
3,550	E. I. du Pont de Nemours and Co.	186,374
4,870	Eastman Chemical Co.	340,948
		527,322
	Telecommunication Services - 1.8%
	Diversified Telecommunication Services - 1.8%
7,450	AT&T, Inc.	263,729

	Total Common Stocks (Cost $10,194,776)	$13,923,313

Shares	Money Market Funds - 1.8%	Value

126,817	Fidelity Institutional Government Portfolio, 0.01% (b)	$126,817
126,806	Wells Fargo Advantage Heritage Fund - Institutional Class, 0.01% (b)	126,806
	Total Money Market Funds (Cost $253,623)	$253,623

	Total Investment Securities at Value - 98.5%
	(Cost $10,448,399)	$14,176,936

	Other Assets in Excess of Liabilities - 1.5%	215,894

	Net Assets - 100.0%	$14,392,830

(a) Non-income producing security.
(b) The rate shown is the 7-day effective yield as of June 30, 2013.

See accompanying notes to Schedule of Investments.

The Profit Fund
Notes to Schedule of Investments
June 30, 2013 (Unaudited)

1.	Securities valuation

The portfolio securities of The Profit Fund (the “Fund”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,923,313	$-	$-	$13,923,313
Money Market Funds	253,623	-	-	253,623
Total	$14,176,936	$-	$-	$14,176,936

The Profit Fund
Notes to Schedule of Investments (Continued)

Refer to the Fund’s Schedule of Investments for a listing of common stocks valued by industry type.  As of June 30, 2013, the Fund did not have any transfers in and out of any Level.  The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of June 30, 2013:

Cost of portfolio investments	$10,457,233

Gross unrealized appreciation	$3,812,108
Gross unrealized depreciation	(92,405)

Net unrealized appreciation	$3,719,703

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost of the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, a particular set of circumstances may affect one of these sectors or other companies with the sectors.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of June 30, 2013 the Fund had 32.1% of the value of its net assets invested in stocks within the Information Technology sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Profit Funds Investment Trust

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	August 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	August 13, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	August 13, 2013

* Print the name and title of each signing officer under his or her signature.